Description of Our Business	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Description of Our Business [Abstract]
Description of Our Business

Note 1.

Description of Our Business

As Seen On TV, Inc., a Florida corporation (the "Company" or "ASTV"), was organized in November 2006. ASTV and its operating subsidiaries (collectively referred to as the "Company") market and distribute products and services through direct response channels. Our operations are conducted principally through our wholly-owned subsidiary, TV Goods, Inc., a Florida corporation organized in October 2009 ("TVG").

Our primary channels of distribution are through television via infomercials (28.5 minute shows), short form spots (30 seconds to 5 minutes) and via shopping channels such as QVC and HSN. Our business model is to initially test the potential commercial viability of a product or service with a limited media campaign to determine if a full-scale marketing campaign would be justified. If preliminary marketing results appear to justify an expanded campaign, we will develop and launch an expanded program. Secondary channels of distribution include the Internet, retail, catalog, radio and print media.

Our executive offices are located in Clearwater, Florida.

Due to the similar nature of the underlying business and the overlap of our operations, we view and manage these operations as one business; accordingly, we do not report as segments.On August 9, 2012 we entered into a letter of intent with eDiets.com, Inc. for the acquisition of that company in a stock for stock transaction. On October 31, 2012, we entered into a definitive Agreement and Plan of Merger with eDiets.com, Inc. The terms of the Agreement and Plan of Merger provide that we will issue 19,077,252 shares of our common stock to the stockholders of eDiets.com, Inc. in exchange for 100% of the outstanding shares of that company. The closing of the transaction is subject to a number of conditions precedent, including, but not limited to:

•	the satisfactory completion of due diligence on each company by the other company,
•

the effectiveness of a registration statement on Form S-4 which we will file with the Securities and Exchange Commission to register the shares of our common stock to be issued to the eDiets.com, Inc. stockholders, and

•	requisite approval of the transaction by the stockholders of eDiets.com, Inc.

We are conducting our due diligence process and our target closing date for the transaction, assuming the satisfaction of the conditions precedent to closing, on or before March 31, 2013. However, as a result of the number of conditions precedent to close, investors should not place undue reliance on the execution of the definitive Agreement and Plan of Merger and there are no assurances that this transaction will ultimately be consummated.

Note 1.

Description of Our Business

As Seen On TV, Inc., a Florida corporation (the "Company" or "ASTV"), was organized in November 2006. ASTV and its operating subsidiaries (collectively referred to as the "Company") market and distribute products and services through direct response channels. Our operations are conducted principally through our wholly-owned subsidiary, TV Goods, Inc., a Florida corporation organized in October 2009 ("TVG").

Our primary channels of distribution are through television via infomercials (28.5 minute shows), short form spots (30 seconds to 5 minutes) and via shopping channels such as QVC and HSN. Our business model is to initially test the potential commercial viability of a product or service with a limited media campaign to determine if a full-scale marketing campaign would be justified. If preliminary marketing results appear to justify an expanded campaign, we will develop and launch an expanded program. Secondary channels of distribution include the Internet, retail, catalog, radio and print media.

Our executive offices are located in Clearwater, Florida.

Due to the similar nature of the underlying business and the overlap of our operations, we view and manage these operations as one business; accordingly, we do not report as segments.